Pension and Other Postretirement Benefits (Schedule of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates) (Details) - Other Postretirement Benefits $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Effect on total service and interest cost, Increase	$ 1
Effect on total service and interest cost, Decrease	1
Effect on postretirement benefit obligation, Increase	7
Effect on postretirement benefit obligation, Decrease	$ 6